Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2021
Non-controlling interest.
Subsidiaries included in consolidated financial results

A
	Year	Ownership
Name	incorporated	interest
Greenbrook TMS Central Florida LLC	2019	90%
Greenbrook TMS North Detroit LLC	2019	90%
Greenbrook TMS St. Petersburg LLC	2019	90%
Greenbrook TMS South Carolina LLC	2019	90%
Greenbrook TMS Tampa LLC	2020	80%

Consolidated amounts for subsidiaries

	December 31,	December 31,	December 31,
	2021	2020	2019
Cash	$1,885,606	$2,258,199	$1,033,584
Accounts receivable, net	6,374,010	6,326,473	6,389,384
Prepaid expenses and other	345,239	273,295	448,550
Property, plant and equipment	1,013,161	926,243	889,798
Right-of-use assets	9,939,726	9,445,773	10,348,295
Account payable and accrued liabilities	993,848	1,184,246	1,237,548
Lease liabilities	10,588,519	9,822,224	10,167,498
Loans payable	12,431,803	9,998,536	5,280,287
Shareholder's equity (deficit) attributable to the shareholders of Greenbrook TMS	(3,718,322)	(1,382,465)	1,979,874
Shareholder's equity (deficit) attributable to non-controlling interest	(542,367)	(433,937)	305,244
Distributions paid to non-controlling interest	(1,518,130)	(1,010,130)	(866,630)
Subsidiary investment by non-controlling interest	270,885	45,716	405,000
Historical subsidiary investment by non-controlling interest	1,051,507	1,005,791	600,791

The following table summarizes the aggregate financial information for the above-noted entities for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	December 31,	December 31,	December 31,
	2021	2020	2019
Revenue	$25,429,479	$20,119,714	$22,450,327
Net (loss) income attributable to the shareholders of Greenbrook TMS	(2,019,797)	(3,128,682)	732,500
Net (loss) income attributable to non-controlling interest	(108,430)	(739,181)	57,590